Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (unaudited)
Revenues	$ 2,289	$ 1,015	$ 2,657	$ 2,747	$ 2,565	$ 2,354	$ 2,435	$ 2,990	$ 8,708	$ 10,344	$ 8,939
Net loss	$ (3,237)	$ (3,449)	$ (3,713)	$ (4,336)	$ (4,252)	$ (2,341)	$ (3,223)	$ (3,930)	$ (14,735)	$ (13,746)	$ (11,377)
Basic and diluted net loss per common share	$ (0.07)	$ (0.12)	$ (0.13)	$ (0.17)	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.18)	$ (0.45)	$ (0.59)	$ (0.60)